Indemnification assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Indemnification assets	€ 1.8	€ 9.5	€ 15.4
Release of indemnified provision	(7.7)	(5.9)
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Indemnification Assets Recognised As Of Acquisition Date	1.8	2.5
Release of indemnified provision	€ (0.7)
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets		€ 7.0